Variable Annuity Account C of ING Life Insurance and Annuity Company Supplement dated June 21, 2002 to the Statement of Additional Information dated May 1, 2002

The information in this supplement amends and replaces certain information contained in the Statement of Additional Information dated May 1, 2002 (SAI). You should read this supplement along with the Statement of Additional Information.

The following replaces the title on page 1 of the SAI:
VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statement of Additional Information dated May 1, 2002 as supplemented June 21, 2002

Form No. X.SAI75988-02	June 2002